Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Income Statement [Abstract]
Revenue	$ 76,800	$ 120,227	$ 371,543	$ 272,674	$ 433,567	$ 250,112
Cost of revenue	42,192	44,452	137,217	124,660	174,533	150,022
Gross Profit	34,608	75,774	234,326	148,013	259,034	100,090
OPERATING EXPENSES
General and administrative expenses	185,789	233,281	619,032	363,211	525,109	897,587
Research and development expenses	108,800		108,800
Related party salary and wages	49,833	63,250	138,685	264,334	176,979	79,741
Total Operating Expenses	(344,422)	(296,531)	(866,517)	(627,545)	702,088	977,328
OTHER INCOME (EXPENSES)
Gain (loss) on sale of intangible assets				(120,000)	29,330
Interest income	(2,070)	38	(44,697)	88	9,089
Gain /loss from change in fair value	(3,990)		(54,316)
Impairment of investment in iCrowdU						(280,000)
Total other income (expenses)	(6,060)	38	(99,013)	(119,912)	38,419	(280,000)
Income Tax Provision
Net loss from continuing operations	(315,874)	(220,719)	(731,205)	(599,444)	(404,635)	(1,157,238)
Discontinued operations, net of tax benefits
Net income from discontinued operations						38,008
Gain/(loss) on sale of intangible assets						7,280
INCOME FROM DISCONTINUED OPERATIONS						45,288
NET INCOME (LOSS)	$ (315,874)	$ (220,719)	$ (731,205)	$ (599,444)	$ (404,635)	$ (1,111,950)
NET INCOME (LOSS) FROM CONTINUED OPERATIONS PER SHARE: BASIC AND DILUTED	$ (0.04)	$ (0.07)	$ (0.15)	$ (0.20)	$ (0.11)	$ (1.00)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS PER SHARE: BASIC AND DILUTED	(0.04)	(0.07)	(0.15)	(0.20)	0.00	0.04
NET INCOME PER SHARE: BASIC AND DILUTED	$ 4,822,016	$ 3,189,826	$ 4,822,016	$ 3,021,538	$ (0.11)	$ (0.96)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	4,972,792	3,189,826	4,972,792	3,021,538	3,767,041	1,162,792